JPMorgan Short-Intermediate Municipal Bond Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.0% (a)
Alabama — 3.0%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2027	250	268
Rev., 5.00%, 7/1/2028	350	382
Rev., 5.00%, 7/1/2029	375	416
Rev., 5.00%, 7/1/2030	250	281
Rev., 5.00%, 7/1/2031	175	197
Rev., 5.00%, 7/1/2032	150	169
Rev., 5.00%, 7/1/2033	325	366
Rev., 5.00%, 7/1/2034	375	419
Black Belt Energy Gas District Series 2021C-1, Rev., 4.00%, 12/1/2026 (b)	7,515	7,439
Black Belt Energy Gas District, Gas Project
Series 2022C-1, Rev., 5.25%, 6/1/2027	1,300	1,359
Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	2,500	2,463
Series 2022C-1, Rev., 5.25%, 12/1/2027	1,165	1,226
City of Huntsville, Warrants Series 2017D, GO, 5.00%, 11/1/2024	125	127
City of Montgomery, Warrants Series 2020, GO, 4.00%, 2/1/2025	100	101
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (b)	3,625	3,549
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	3,320	3,463
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (b)	5,000	5,119
Total Alabama		27,344
Alaska — 0.2%
Alaska Municipal Bond Bank Authority Series 1, Rev., 5.00%, 12/1/2030	875	974
Borough of Matanuska-Susitna Series 2007A, GO, NATL - RE, 5.00%, 4/1/2025	100	103
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023 (c)	500	500
State of Alaska Series 2023A, GO, 5.00%, 8/1/2024	145	147
Total Alaska		1,724
Arizona — 3.0%
Arizona Health Facilities Authority Series 2014A, Rev., 5.00%, 1/1/2024 (c)	235	235
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	3,596
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	132
Arizona State University Series 2021, Rev., 5.00%, 8/1/2024	125	127
City of Mesa Series 2016, GO, 3.00%, 7/1/2025	500	499
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2014B, Rev., 5.00%, 7/1/2024	350	354
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2023, Rev., AMT, 5.00%, 7/1/2024	375	378
Series 2023, Rev., AMT, 5.00%, 7/1/2025	500	511
Series 2023, Rev., AMT, 5.00%, 7/1/2026	1,505	1,559
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	4,311
Maricopa County Industrial Development Authority, Banner Health
Series C, Rev., 5.00%, 10/18/2024 (b)	5,000	5,065
Series 2023A-1, Rev., 5.00%, 5/15/2026 (b)	1,235	1,282
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,500	4,016
Series 2010B, Rev., 0.88%, 10/1/2026 (b)	2,150	1,919

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Maricopa County Unified School District No. 11-Peoria Series 2015, GO, AGM, 5.00%, 7/1/2024	250	253
Maricopa County Unified School District No. 41 Gilbert, Project of 2019 Series 2023C, GO, 5.00%, 7/1/2024	775	784
Tempe Industrial Development Authority, Friendship Village of Tempe Project
Series 2021C-2, Rev., 1.13%, 12/1/2026	80	80
Series 2021C-1, Rev., 1.50%, 12/1/2027	1,965	1,792
Total Arizona		26,893
Arkansas — 1.1%
Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project
Rev., 4.00%, 6/1/2028	1,000	1,029
Rev., 4.00%, 6/1/2030	1,195	1,215
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	343
City of Rogers, Sales Tax Series 2018B, Rev., 5.00%, 11/1/2027	3,855	4,049
County of Sharp, Sales and Use Tax
Rev., 5.00%, 3/1/2024	595	597
Rev., 5.00%, 3/1/2026	685	708
University of Arkansas, Various Facilities Fayetteville Series 2012A, Rev., 5.00%, 5/1/2024 (c)	125	126
University of Arkansas, Various Facility UAMS Campus
Rev., 5.00%, 3/1/2025	500	511
Rev., 5.00%, 3/1/2026	1,000	1,021
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	111
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	244
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	183
Total Arkansas		10,137
California — 7.4%
California Community Choice Financing Authority Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	2,500	2,616
California Community Choice Financing Authority, Clean Energy Project Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,500	2,594
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (b)	7,690	7,671
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2025	275	281
Rev., 5.00%, 10/1/2026	150	155
Rev., 5.00%, 10/1/2027	150	158
California Municipal Finance Authority, North Bay Healthcare Group Series 2017A, Rev., 5.00%, 11/1/2024	800	807
California Public Finance Authority, Enso Village Project Series 2021B-3, Rev., 2.13%, 11/15/2027 (d)	2,945	2,804
California School Finance Authority Series A, Rev., 6.38%, 7/1/2025 (c) (d)	1,000	1,051
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	262
City of Los Angeles Department of Airports Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	1,983
City of Los Angeles Department of Airports, International Airport Senior
Series B, Rev., 4.00%, 5/15/2024	365	367
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	2,744
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,591
Grossmont Healthcare District
Series C, GO, 5.00%, 7/15/2026	1,000	1,034
Series D, GO, 5.00%, 7/15/2026	1,225	1,267
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	250	265
Los Angeles Department of Water and Power, Water System Series 2018A, Rev., 5.00%, 7/1/2025	100	103

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Novato Unified School District
Series 2014A, GO, 5.00%, 8/1/2025	1,500	1,521
Series 2014A, GO, 5.00%, 8/1/2026	1,800	1,824
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	1,831
Port of Oakland, Intermediate Lien Series 2021H, Rev., AMT, 5.00%, 5/1/2024 (c)	210	212
Sacramento Municipal Utility District, Electric Series 2017E, Rev., 5.00%, 8/15/2027	105	114
San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	272
San Francisco Bay Area Rapid Transit District, Election of 2004 Series 2015D, GO, 5.00%, 8/1/2028	1,685	1,734
Santa Barbara Unified School District Series 2017B, GO, 5.00%, 8/1/2026	50	53
Sequoia Union High School District Series 2014, GO, 4.00%, 7/1/2024 (c)	1,095	1,102
Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2024	1,000	1,018
State of California, Various Purpose
GO, 5.00%, 9/1/2026	1,000	1,060
GO, 4.00%, 8/1/2028	4,000	4,111
GO, 4.00%, 8/1/2029	4,180	4,286
GO, 5.00%, 8/1/2029	7,830	8,256
GO, 4.00%, 8/1/2030	10,000	10,222
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2027	630	638
Rev., 5.00%, 3/1/2029	465	475
Total California		67,482
Colorado — 1.4%
Board of Governors of Colorado State University System Series E-2, Rev., 5.00%, 3/1/2024	110	111
City of Longmont Series A, COP, 5.00%, 12/1/2023 (c)	100	100
Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2024 (c)	125	125
Colorado Housing and Finance Authority Series 2023L, Rev., GNMA COLL, 5.75%, 11/1/2053	3,500	3,726
Colorado School of Mines Series 2022D, Rev., (SIFMA Municipal Swap Index Yield + 0.87%), 3.85%, 12/14/2023 (e)	1,455	1,455
Counties of Gunnison, Watershed School District No. 1J Series A, GO, 5.00%, 12/1/2024 (c)	500	509
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 1/15/2027	500	517
Series 2020A, Rev., 5.00%, 7/15/2027	500	520
Series 2020A, Rev., 5.00%, 1/15/2028	250	262
Series 2020A, Rev., 5.00%, 7/15/2028	175	184
Series 2020A, Rev., 5.00%, 1/15/2029	300	317
Series 2020A, Rev., 5.00%, 7/15/2029	135	143
Series 2020A, Rev., 5.00%, 1/15/2030	165	176
Series 2020A, Rev., 5.00%, 7/15/2030	115	123
State of Colorado
Series 2013I, COP, 5.00%, 3/15/2024 (c)	1,405	1,412
COP, 4.00%, 12/15/2039	3,075	3,105
Total Colorado		12,785
Connecticut — 1.1%
City of New Haven
Series 2021A, GO, 5.00%, 8/1/2024	400	404
Series 2021A, GO, 5.00%, 8/1/2025	425	435

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-2, Rev., 5.00%, 1/1/2027 (b)	7,750	8,086
State of Connecticut Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,062
Total Connecticut		9,987
Delaware — 0.0% ^
Delaware Transportation Authority Series 2022, Rev., 5.00%, 7/1/2024	175	177
District of Columbia — 1.1%
Metropolitan Washington Airports Authority Aviation
Series 2021 A, Rev., AMT, 5.00%, 10/1/2025	7,000	7,166
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875	896
Washington Metropolitan Area Transit Authority
Series A-1, Rev., 5.00%, 7/1/2024	250	253
Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,193
Total District of Columbia		9,508
Florida — 1.6%
City of Tallahassee, Energy System Rev., 5.00%, 10/1/2025	300	310
Collier County Educational Facilities Authority
Series 2023, Rev., 5.00%, 6/1/2028	1,000	1,028
Series 2023, Rev., 5.00%, 6/1/2029	500	516
County of Miami-Dade Series B, Rev., 5.00%, 10/1/2025	3,690	3,744
County of Pasco Series A, Rev., 5.00%, 10/1/2024	250	254
Fort Pierce Utilities Authority
Series 2022A, Rev., AGM, 5.00%, 10/1/2028	350	381
Series 2022A, Rev., AGM, 5.00%, 10/1/2029	350	386
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	250	259
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2032	1,500	1,682
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2026	1,000	1,049
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (b)	750	759
State of Florida Series 2022C, GO, 5.00%, 6/1/2024	1,850	1,867
Volusia County School Board Series 2021A, COP, 5.00%, 8/1/2027	1,965	2,112
Total Florida		14,347
Georgia — 1.3%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series A-1, Rev., 5.00%, 7/1/2027	1,000	1,029
Series A-1, Rev., 5.00%, 7/1/2028	1,000	1,028
City of Atlanta Airport Passenger Facility Charge, Subordinate Lien Series 2023E, Rev., AMT, 5.00%, 7/1/2024	1,750	1,764
City of Columbus Series 2022, GO, 5.00%, 1/1/2025	100	102
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2026	400	418
Series 2023B, Rev., 5.00%, 4/1/2027	350	373
Series 2023B, Rev., 5.00%, 4/1/2028	750	814
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2025	250	256
Rev., 5.00%, 7/1/2026	275	286
Rev., 5.00%, 7/1/2028	375	395
Main Street Natural Gas, Inc., Gas Supply Series 2023B, Rev., 5.00%, 3/1/2030 (b)	3,250	3,386

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
State of Georgia
Series 2019A, GO, 5.00%, 7/1/2024	245	248
Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,136
Total Georgia		12,235
Guam — 0.3%
Territory of Guam (Guam)
Series 2021F, Rev., 5.00%, 1/1/2028	250	261
Series 2021F, Rev., 5.00%, 1/1/2029	750	788
Series 2021F, Rev., 5.00%, 1/1/2030	750	792
Series 2021F, Rev., 5.00%, 1/1/2031	750	794
Total Guam		2,635
Hawaii — 0.1%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2029	675	697
Illinois — 9.6%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2027	200	208
Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	152
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2028	1,255	1,302
GO, 4.00%, 6/1/2029	1,000	1,042
GO, 4.00%, 6/1/2030	1,285	1,328
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,186
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, GO, Zero Coupon, 1/1/2027	385	345
Series 2020A, GO, Zero Coupon, 1/1/2028	570	493
Chicago O'Hare International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,040
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,588
Chicago Park District, Limited Tax Series 2023C, GO, 5.00%, 1/1/2026 (f)	2,500	2,583
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	1,960	2,055
City of Springfield Series 2015, Rev., 5.00%, 3/1/2024	225	226
City of Waukegan
Series 2018B, GO, AGM, 5.00%, 12/30/2025	1,075	1,116
Series 2018B, GO, AGM, 5.00%, 12/30/2026	1,125	1,192
Series 2018B, GO, AGM, 5.00%, 12/30/2027	1,185	1,254
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., AGM, 5.00%, 12/30/2023	535	536
Series 2018C, Rev., AGM, 5.00%, 12/30/2026	680	720
Series 2018C, Rev., AGM, 5.00%, 12/30/2027	710	753
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,273
Cook County Community School District No. 97, Oak Park
GO, 4.00%, 1/1/2028	500	516
GO, 4.00%, 1/1/2029	375	388
GO, 4.00%, 1/1/2030	285	294
Cook County School District No. 69, Skokie, Limited Tax
GO, 4.00%, 12/1/2026	470	482
GO, 4.00%, 12/1/2027	490	508

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, 4.00%, 12/1/2028	545	569
GO, 4.00%, 12/1/2029	515	534
GO, 4.00%, 12/1/2030	200	207
GO, 4.00%, 12/1/2031	820	846
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2024	505	513
Series 2019B, GO, 5.00%, 12/1/2025	515	533
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2023	5	5
Cook County, Proviso Township High School District No. 209, Limited Tax GO, 5.00%, 12/1/2023	2,350	2,350
County of Cook Series 2021B, GO, 4.00%, 11/15/2027	125	128
County of Du Page, Courthouse Project GO, 5.00%, 1/1/2024	335	335
DeKalb County Community Unit School District No. 428 DeKalb
GO, 4.00%, 1/1/2028	1,265	1,317
GO, 4.00%, 1/1/2029	650	677
GO, 4.00%, 1/1/2030	600	622
GO, 4.00%, 1/1/2031	1,000	1,034
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	588
Glenview Park District
GO, 5.00%, 12/1/2026	300	320
GO, 5.00%, 12/1/2029	350	371
Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,195
Illinois Finance Authority Series 2015A, Rev., 5.00%, 10/1/2025 (c)	6,500	6,713
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2025	300	308
Rev., 5.00%, 10/1/2028	250	262
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	2,018
Rev., 4.00%, 1/15/2032	2,120	2,176
Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.00%, 12/13/2023 (b)	1,000	1,000
Kane and DeKalb Counties Community Unit School District No 301 Burlington GO, 5.00%, 1/1/2027	355	376
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	121
Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	221
Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	109
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	68
Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	141
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	42
Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	83
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2025	400	403
GO, AGM, 4.00%, 5/1/2026	200	204
GO, AGM, 4.00%, 5/1/2028	350	361
GO, AGM, 4.00%, 5/1/2029	2,000	2,056
Maine Township High School District No. 207 of Cook Country
Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,079
Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,133

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,021
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2026	750	765
GO, AGM, 4.00%, 4/1/2027	780	804
GO, AGM, 4.00%, 4/1/2028	410	427
GO, AGM, 4.00%, 4/1/2029	240	252
GO, AGM, 4.00%, 4/1/2030	375	392
Peoria Public Building Commission
Series 2019A, Rev., AGM, 4.00%, 12/1/2025	700	708
Series 2019A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,020
Series 2019A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,304
Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,284
Series 2019A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,557
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2024	3,000	3,003
Series 2018C, Rev., 5.00%, 1/1/2025	4,250	4,325
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series 2017A, Rev., 5.00%, 2/15/2027	2,000	2,084
State of Illinois
Series 2022A, GO, 5.00%, 3/1/2024	500	502
Series 2023D, GO, 5.00%, 7/1/2024	1,000	1,007
Series 2017 A, GO, 5.00%, 12/1/2026	2,000	2,087
Series 2023B, GO, 5.00%, 5/1/2028	1,000	1,066
GO, 5.50%, 5/1/2030	1,525	1,674
Village of Skokie GO, 5.00%, 12/1/2028	1,550	1,704
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	873
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2029	250	258
Total Illinois		87,715
Indiana — 2.5%
City of Evansville, Sewage Works Rev., 4.00%, 7/1/2027	985	1,020
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	4,940
Indiana Finance Authority, Indiana University Health Obligated Group Series 2019B, Rev., 2.25%, 7/1/2025 (b)	5,000	4,889
Indiana Finance Authority, Indianapolis Power and Light Co. Project
Series 2020B, Rev., AMT, 0.95%, 4/1/2026 (b)	4,525	4,104
Series 2021A, Rev., 1.40%, 8/1/2029 (b)	7,000	6,101
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2025	870	896
Series DD, Rev., 5.00%, 7/1/2027	10	11
South Bend Community School Corp. Series 2022B, GO, 4.00%, 1/15/2024	720	720
Total Indiana		22,681
Kansas — 1.4%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Rev., 5.00%, 9/1/2025	300	309
Rev., 5.00%, 9/1/2026	465	489
City of Wichita, Water and Sewer System Series 2016B, Rev., 5.00%, 10/1/2024	200	203

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
Kansas Development Finance Authority, State of Kansas Project
Series 2019F, Rev., 5.00%, 11/1/2024	170	173
Series 2019F, Rev., 4.00%, 11/1/2029	6,820	7,012
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	1,805
University of Kansas Hospital Authority
Series 2017A, Rev., 5.00%, 3/1/2024 (c)	70	70
Series 2017A, Rev., 5.00%, 3/1/2024	205	206
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	411
Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	231
Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	347
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	434
Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	407
Wyandotte County-Kansas City Unified Government Series 2021A, GO, AGM, 4.00%, 8/1/2024	1,000	1,005
Total Kansas		13,102
Kentucky — 1.5%
Kentucky Public Energy Authority, Gas Supply
Series 2018A, Rev., 4.00%, 4/1/2024 (b)	2,500	2,497
Series 2018C-1, Rev., 4.00%, 6/1/2025 (b)	10,160	10,115
Northern Kentucky University Series 2014A, Rev., 5.00%, 9/1/2024	1,310	1,315
Total Kentucky		13,927
Louisiana — 1.6%
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2023	365	365
Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	407
Series 2018C, Rev., 5.00%, 12/1/2025	915	947
Series 2018C, Rev., 5.00%, 12/1/2026	500	525
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	378
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	638
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	540
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	322
Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	6,014
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2023A, Rev., 5.00%, 10/15/2028	175	191
Series 2023A, Rev., 5.00%, 10/15/2029	175	193
Series 2023A, Rev., 5.00%, 10/15/2030	175	196
Series 2023A, Rev., 5.00%, 10/15/2031	175	199
Series 2023A, Rev., 5.00%, 10/15/2032	225	259
Louisiana Public Facilities Authority, Tulane University Project
Series 2017A, Rev., 5.00%, 12/15/2025	250	259
Series 2020A, Rev., 5.00%, 4/1/2027	150	159
Series 2020A, Rev., 5.00%, 4/1/2028	165	178
Series 2020A, Rev., 5.00%, 4/1/2029	220	241
Series 2020A, Rev., 5.00%, 4/1/2030	130	145
Series 2020A, Rev., 5.00%, 4/1/2031	150	167

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
State of Louisiana Series 2014C, GO, 5.00%, 8/1/2024	150	152
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (c)	2,000	2,037
Total Louisiana		14,512
Maryland — 0.1%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,098
Massachusetts — 2.7%
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2030	8,290	8,384
Massachusetts Bay Transportation Authority Sales Tax Series 2022A, Rev., VRDO, LIQ : TD Bank NA, 3.00%, 12/13/2023 (b)	14,000	14,000
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2025	525	533
Rev., 5.00%, 7/1/2026	435	448
Rev., 5.00%, 7/1/2027	420	438
Rev., 5.00%, 7/1/2028	525	553
Total Massachusetts		24,356
Michigan — 1.3%
Avondale School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,032
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	667
GO, 5.00%, 4/1/2028	245	266
Gerald R Ford International Airport Authority, Limited Tax Rev., GTD, 5.00%, 1/1/2024	1,400	1,402
Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	791
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2025	570	576
GO, Q-SBLF, 4.00%, 5/1/2026	885	906
GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,131
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 1999B-4, Rev., 5.00%, 11/15/2027	2,250	2,307
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2027	375	401
Series 2019-II, GO, 5.00%, 5/1/2028	600	654
Series 2019-II, GO, 5.00%, 5/1/2029	250	276
Total Michigan		11,409
Minnesota — 0.5%
City of Minneapolis Series 2021, GO, 4.00%, 12/1/2024	355	358
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	210	211
Series 2019C, COP, 5.00%, 2/1/2024	295	296
Series 2019B, COP, 5.00%, 2/1/2025	185	189
Series 2019C, COP, 5.00%, 2/1/2025	310	316
Series 2019B, COP, 5.00%, 2/1/2026	195	203
Series 2019C, COP, 5.00%, 2/1/2026	320	332
Series 2019B, COP, 5.00%, 2/1/2027	185	196
Series 2019B, COP, 5.00%, 2/1/2028	175	188
Series 2019C, COP, 5.00%, 2/1/2028	350	376
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 4.00%, 12/1/2024	100	99

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Rev., 4.00%, 12/1/2025	185	184
Rev., 4.00%, 12/1/2026	185	185
Rev., 4.00%, 12/1/2027	195	194
Rev., 4.00%, 12/1/2028	240	239
University of Minnesota Series 2016A, Rev., 5.00%, 4/1/2024	300	302
Western Minnesota Municipal Power Agency, Power Supply Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,001
Total Minnesota		4,869
Mississippi — 1.1%
County of Harrison, Tax-Exempt
Series 2019A, GO, 5.00%, 10/1/2027	800	860
Series 2019A, GO, 5.00%, 10/1/2028	345	376
Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	3,425
Mississippi Business Finance Corp., Pollution Control, Power Co., Project Rev., 3.20%, 9/1/2028	4,000	3,951
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,505
Total Mississippi		10,117
Missouri — 1.1%
City of Kansas City
Series 2022C, Rev., 5.00%, 9/1/2024	100	101
Series 2019A, Rev., 5.00%, 12/1/2024	140	143
City of St Louis Airport Series 2007-A, Rev., AGM, 5.25%, 7/1/2026	2,635	2,786
City of St. Peters
COP, 4.00%, 5/1/2026	705	719
COP, 4.00%, 5/1/2027	730	754
COP, 4.00%, 5/1/2028	760	793
COP, 4.00%, 5/1/2029	760	796
COP, 4.00%, 5/1/2030	545	574
County of Greene, Missouri Capital project Series 2018, COP, 4.00%, 9/1/2024	250	251
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2028	300	313
Rev., 4.00%, 12/1/2029	200	210
Missouri Highway & Transportation Commission Series 2022 A, Rev., 4.00%, 5/1/2033	2,685	2,873
Total Missouri		10,313
Montana — 0.1%
Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	515
Nebraska — 1.1%
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 12/28/2023 (b)	3,000	3,008
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	5,000	5,145
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	291
COP, 5.00%, 12/15/2027	495	535
COP, 5.00%, 12/15/2028	540	588
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (c)	250	257
Total Nebraska		9,824

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — 0.3%
County of Clark Series 2016, Rev., 5.00%, 7/1/2024	125	126
Nevada Housing Division, Woodcreek Apartments Rev., FHA, 5.00%, 12/1/2024 (b)	2,775	2,803
Total Nevada		2,929
New Hampshire — 0.6%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,075
State of New Hampshire Series 2014A, GO, 5.00%, 3/1/2026	2,880	2,948
Total New Hampshire		5,023
New Jersey — 6.3%
Burlington County Bridge Commission, Government Leasing Program Rev., 4.50%, 8/7/2024	2,340	2,355
City of Newark
Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,065
Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	811
New Jersey Economic Development Authority
Series 2023RRR, Rev., 5.00%, 3/1/2025	3,250	3,316
Series 2024SSS, Rev., 5.00%, 6/15/2026 (f)	2,320	2,383
New Jersey Economic Development Authority, School Facilities Construction
Series 2017DDD, Rev., 5.00%, 6/15/2025	1,500	1,539
Series 2017DDD, Rev., 5.00%, 6/15/2026	1,840	1,926
Series 2021QQQ, Rev., 5.00%, 6/15/2027	435	464
Series 2021QQQ, Rev., 5.00%, 6/15/2028	400	434
Series 2021QQQ, Rev., 5.00%, 6/15/2029	500	551
Series 2021QQQ, Rev., 5.00%, 6/15/2030	275	307
Series 2021QQQ, Rev., 5.00%, 6/15/2031	500	560
New Jersey Institute of Technology, Tax-Exempt
Series 2020A, Rev., 5.00%, 7/1/2027	175	186
Series 2020A, Rev., 5.00%, 7/1/2028	200	217
Series 2020A, Rev., 5.00%, 7/1/2029	270	297
Series 2020A, Rev., 5.00%, 7/1/2030	415	456
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,131
Series A, Rev., 5.00%, 6/15/2029	5,350	5,577
Series A, Rev., 5.00%, 6/15/2031	4,750	4,944
Passaic Valley Sewerage Commission, Sewer System
Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	6,333
Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	6,356
Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	6,347
State of New Jersey Series 2020A, GO, 5.00%, 6/1/2026	7,455	7,816
Township of Stafford Series 2016, GO, 4.00%, 8/1/2024	250	251
Total New Jersey		57,622
New Mexico — 0.7%
Albuquerque Municipal School District No. 12 Series 2023B, GO, 5.00%, 8/1/2024	590	597
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,000	3,575
County of Sandoval
GO, 5.00%, 8/1/2024	1,100	1,113

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — continued
GO, 5.00%, 8/1/2025	500	516
GO, 5.00%, 8/1/2026	650	682
Total New Mexico		6,483
New York — 7.3%
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	554
City of New York, Fiscal Year 2012 Series 2012G, Subseries G-5, GO, 5.00%, 4/1/2035	2,770	3,254
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2025 (c)	500	518
Rev., 5.00%, 9/1/2027	500	541
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2026	365	385
Metropolitan Transportation Authority Series 2014C, Rev., 5.00%, 11/15/2024	3,000	3,046
Metropolitan Transportation Authority, Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,127
Metropolitan Transportation Authority, Green Bond
Series A-2, Rev., 4.00%, 11/15/2025	1,000	1,013
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,745
Series 2018 B, Rev., 5.00%, 11/15/2026	1,000	1,052
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., AGM, 4.00%, 1/1/2032	1,000	1,031
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., AGM, 5.00%, 3/1/2030	1,600	1,752
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., AGM, 4.00%, 3/1/2032	1,500	1,544
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,630
New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,102
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Series 2019 SERIES 1, Rev., 4.00%, 7/1/2031	4,255	4,398
New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,314
New York State Dormitory Authority, Non Stop Supported Debt, New School University Series 2015A, Rev., 5.00%, 7/1/2024 (c)	75	76
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,750	1,867
New York State Dormitory Authority, School Districts Bond Financing Series 2020A, Rev., AGM, 5.00%, 10/1/2031	5,065	5,522
New York State Dormitory Authority, St. John's University
Series 2021A, Rev., 4.00%, 7/1/2029	975	1,017
Series 2021A, Rev., 4.00%, 7/1/2030	1,500	1,572
New York State Thruway Authority Series J, Rev., 5.00%, 1/1/2028	1,000	1,001
New York State Urban Development Corp., State Income Personal Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,000	1,070
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2014A, Rev., 5.00%, 3/15/2024 (c)	1,210	1,216
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt Series 2020C, Rev., 5.00%, 12/1/2027	800	846
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	279
Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	281
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	407
Town of Oyster Bay, Public Improvement
GO, 4.00%, 11/1/2026	800	827
GO, 4.00%, 11/1/2027	675	707
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2021A-2, Rev., 2.00%, 5/15/2028 (b)	10,000	9,232

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Trust for Cultural Resources of The City of New York (The), Lincoln Center for the Performing Arts, Inc. Series 2020A, Rev., 5.00%, 12/1/2032	1,000	1,116
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,563
Total New York		66,605
North Carolina — 2.1%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 5.00%, 12/2/2024 (b)	3,390	3,439
City of Charlotte Series 2014A, Rev., 5.00%, 7/1/2024	100	101
City of Winston-Salem, Water and Sewer System Series A, Rev., 5.00%, 6/1/2024	1,300	1,312
County of Alamance GO, 5.00%, 2/1/2024	200	200
County of Mecklenburg Series 2015A, Rev., 5.00%, 10/1/2024	250	254
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,805	13,514
State of North Carolina Rev., 5.00%, 3/1/2024	600	603
Total North Carolina		19,423
North Dakota — 0.1%
City of Grand Forks
Series 2023A, Rev., AGM, 5.00%, 12/1/2026	370	388
Series 2023A, Rev., AGM, 5.00%, 12/1/2027	325	346
Series 2023A, Rev., AGM, 5.00%, 12/1/2028	460	496
Total North Dakota		1,230
Ohio — 1.6%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	156
Series 2018A, Rev., 5.00%, 10/1/2027	250	270
Series 2018A, Rev., 5.00%, 10/1/2028	250	272
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,715
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	203
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	469
County of Franklin, CHE Trinity Health Credit Group Series 2013 OH, Rev., 4.30%, 2/1/2024 (b)	3,495	3,499
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 5.00%, 12/1/2028	2,300	2,417
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project
Rev., 5.00%, 12/1/2025	250	251
Rev., 5.00%, 12/1/2026	625	631
Rev., 5.00%, 12/1/2029	800	811
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2023A, Rev., 5.00%, 12/1/2024	3,000	3,056
Total Ohio		14,750
Oklahoma — 2.9%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 4.00%, 12/1/2028	385	401
Rev., 4.00%, 12/1/2029	415	433
Rev., 4.00%, 12/1/2030	435	452
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	372
Rev., 5.00%, 9/1/2026	820	846
Rev., 5.00%, 9/1/2027	1,250	1,303

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Cleveland County Educational Facilities Authority
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,160
Series 2021, Rev., 4.00%, 6/1/2028	2,200	2,291
Custer County Economic Development Authority, Thomas Fay Public Schools Rev., 4.00%, 12/1/2025	700	709
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	402
Rev., 5.00%, 9/1/2029	1,175	1,253
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2029	300	311
Muskogee Industrial Trust, Muskogee Public Schools Project
Rev., 5.00%, 9/1/2024	890	898
Rev., 5.00%, 9/1/2025	850	866
Rev., 5.00%, 9/1/2026	1,800	1,851
Rev., 5.00%, 9/1/2027	480	500
Muskogee Industrial Trust, Public School Project Series 2019, Rev., 4.00%, 9/1/2029	3,010	2,988
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project Rev., 5.00%, 10/1/2025	1,000	1,029
Oklahoma State University, Agricultural Mechanical Colleges Series 2021A, Rev., 5.00%, 9/1/2024	255	259
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project
Rev., 4.00%, 12/1/2027	125	129
Rev., 4.00%, 12/1/2028	175	181
Wagoner County School Development Authority, Wagoner Public Schools Project
Rev., 4.00%, 9/1/2025	625	632
Rev., 4.00%, 9/1/2027	725	743
Rev., 4.00%, 9/1/2028	300	309
Total Oklahoma		26,318
Oregon — 0.3%
Multnomah County School District No. 1 Portland Series 2023, GO, 5.00%, 6/15/2024	400	404
Port of Portland International Airport Series 26A, Rev., 5.00%, 7/1/2026	950	980
Port of Portland, International Airport Series 23, Rev., 5.00%, 7/1/2024	1,595	1,611
Total Oregon		2,995
Pennsylvania — 6.5%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2026	350	359
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2027	850	884
Bethlehem Area School District Series 2021, GO, 5.00%, 11/15/2026	4,165	4,411
Charleroi Borough Authority Water System
Rev., AGM, 4.00%, 12/1/2024	175	176
Rev., AGM, 4.00%, 12/1/2025	150	153
Rev., AGM, 4.00%, 12/1/2026	100	103
Rev., AGM, 4.00%, 12/1/2027	125	130
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 5.00%, 9/1/2026	250	262
Series 2020A, Rev., 5.00%, 9/1/2027	200	214
Series 2020A, Rev., 5.00%, 9/1/2028	175	190
Series 2020A, Rev., 5.00%, 9/1/2029	175	193
Commonwealth of Pennsylvania Series 2016-2, GO, 5.00%, 1/15/2025	630	644

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,519
Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,537
County of Northampton
Series 2019A, GO, 4.00%, 10/1/2026	750	766
Series 2019A, GO, 4.00%, 10/1/2027	1,565	1,606
Series 2019A, GO, 4.00%, 10/1/2028	920	945
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,443
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024	380	383
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,009
Montgomery County Industrial Development Authority Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,210
Panther Valley School District
GO, 2.00%, 10/15/2026	750	701
GO, 2.00%, 10/15/2027	680	624
GO, 2.00%, 10/15/2028	300	271
GO, 2.00%, 10/15/2029	300	265
Penn Hills School District
GO, 5.00%, 10/1/2027	3,585	3,835
GO, 5.00%, 10/1/2028	3,585	3,899
Pennsylvania Economic Development Financing Authority Series 2021A-2, Rev., 4.60%, 10/1/2026 (b)	5,000	5,024
Pennsylvania Turnpike Commission Series 2021 B, Rev., 5.00%, 12/1/2027	1,000	1,075
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,000	1,066
Quaker Valley School District
GO, 5.00%, 10/1/2028	350	386
GO, 5.00%, 10/1/2029	425	476
GO, 5.00%, 10/1/2030	250	284
School District of Philadelphia (The)
Series 2024A, Rev., RAN, 5.00%, 6/28/2024	4,750	4,784
Series 2021A, GO, 5.00%, 9/1/2024	1,265	1,278
Southeastern Pennsylvania Transportation Authority Rev., 5.00%, 6/1/2027	635	679
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program Rev., 5.00%, 6/1/2032	100	115
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax
Rev., AGM, 5.00%, 2/1/2030	2,925	3,212
Rev., AGM, 5.00%, 2/1/2031	4,750	5,206
State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2024	2,625	2,649
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	591
Series 2019B, GO, 4.00%, 10/1/2029	420	430
Total Pennsylvania		58,987
South Carolina — 0.4%
Patriots Energy Group Financing Agency Series 2023 SUB B-1, Rev., 5.25%, 3/1/2031 (b)	3,665	3,890
Tennessee — 3.2%
City of Chattanooga Series A, Rev., 5.00%, 9/1/2024	125	127
City of Jackson Series 2019, GO, 5.00%, 6/1/2024	115	116
County of Rutherford Series 2015A, GO, 5.00%, 4/1/2026	1,165	1,194

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Johnson City Health and Educational Facilities Board, Ballad Health
Series 2023A, Rev., 5.00%, 7/1/2024	625	629
Series 2023A, Rev., 5.00%, 7/1/2025	760	774
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Chippington Towers Project Rev., 0.45%, 10/1/2024 (b)	10,000	9,647
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	6,500	6,397
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	10,000	10,226
Total Tennessee		29,110
Texas — 7.0%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,073
Alief Independent School District, Unlimited Tax Series 2021, GO, PSF-GTD, 5.00%, 2/15/2024	125	125
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,017
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	263
Series 2018C, Rev., 5.00%, 8/1/2027	200	215
Series 2018C, Rev., 5.00%, 8/1/2029	325	349
Bridge City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2033	520	589
Carroll Independent School District Series 2019 A, GO, PSF-GTD, 5.00%, 2/15/2025	1,485	1,518
City of Austin, Airport System
Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,139
Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	606
Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	649
City of Corpus Christi Rev., 5.00%, 7/15/2024	110	111
City of Denton GO, 5.00%, 2/15/2025	270	276
City of El Paso
Series 2023, GO, 5.00%, 8/15/2024	1,030	1,042
Series 2023, GO, 5.00%, 8/15/2025	1,080	1,114
City of Galveston GO, 4.00%, 5/1/2024	635	637
City of Garland Series 2023, GO, 5.00%, 2/15/2024	1,155	1,159
City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,074
City of Houston Airport System Series 2018 B, Rev., 5.00%, 7/1/2025	2,885	2,963
City of Houston, Public Improvement Series 2017A, GO, 5.00%, 3/1/2025	1,195	1,223
City of Laredo GO, 5.00%, 2/15/2024	410	411
City of Lubbock, Electric Light and Power System Series 2022, Rev., AGM, 5.00%, 4/15/2024	770	774
City of Pearland Series 2017, GO, 5.00%, 3/1/2025	125	128
City of San Antonio, Electric and Gas Systems Rev., 5.25%, 2/1/2024	200	201
Colorado River Municipal Water District Series 2021, Rev., 5.00%, 1/1/2024	100	100
Conroe Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2025	500	512
County of Bexar Series 2015, Rev., AGM, 4.00%, 8/15/2024 (c)	215	216
County of Fort Bend Series B, GO, 5.00%, 3/1/2024	225	226
Dallas Independent School District, Unlimited Tax Series 2021, GO, PSF-GTD, 4.00%, 2/15/2025	5,020	5,078
Eagle Mountain and Saginaw Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2024	100	101
Elgin Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 8/1/2032	1,025	1,184
Forney Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,327
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (b)	1,000	1,070
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	1,941

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Harris County Fresh Water Supply District No. 61, Unlimited Tax GO, AGM, 3.00%, 9/1/2025	530	525
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,456
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,515
Humble Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2033	1,655	1,899
Huntsville Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2034	1,340	1,512
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2028	250	258
Series 2017A, Rev., 5.00%, 10/15/2029	500	516
Klein Independent School District, Unlimited Tax Series B, GO, 5.00%, 8/1/2029	525	540
Lower Colorado River Authority Series 2023A, Rev., AGM, 5.00%, 5/15/2030	2,250	2,513
North Texas Tollway Authority System, First Tier Series 2023 A, Rev., 5.00%, 1/1/2026	3,740	3,886
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,537
Odessa Junior College District, Consolidated Fund
Rev., AGM, 4.00%, 7/1/2026	300	307
Rev., AGM, 4.00%, 7/1/2027	430	445
Pasadena Independent School District, School Building, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2024	1,000	1,003
S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	600
Spring Branch Independent School District Series 2022, GO, PSF-GTD, 5.00%, 2/1/2024	510	511
State of Texas Series 2014, GO, 5.00%, 4/1/2024 (c)	5,000	5,029
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,693
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	860	888
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2024	1,000	1,017
Tyler Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2024	150	150
West Travis County Public Utility Agency Rev., 5.00%, 8/15/2027	350	374
Wichita Falls Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/1/2030	800	843
GO, PSF-GTD, 4.00%, 2/1/2031	1,000	1,045
Ysleta Independent School District Series 2020, GO, PSF-GTD, 5.00%, 8/15/2024	150	152
Total Texas		63,625
Utah — 0.9%
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	5,000	5,029
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	500
Rev., AGM, 5.00%, 2/1/2025	250	255
Rev., AGM, 5.00%, 2/1/2027	720	761
Rev., AGM, 5.00%, 2/1/2029	1,070	1,134
Total Utah		7,679
Virginia — 1.6%
County of Henrico Water And Sewer Series 2016, Rev., 5.00%, 5/1/2026 (c)	1,500	1,575
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (c)	1,870	1,959
Isle of Wight County Economic Development Authority
Series 2023, Rev., AGM, 5.00%, 7/1/2026 (f)	500	522
Series 2023, Rev., AGM, 5.00%, 7/1/2027 (f)	360	382
Series 2023, Rev., AGM, 5.00%, 7/1/2028 (f)	350	378

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Series 2023, Rev., AGM, 5.00%, 7/1/2029 (f)	500	546
Series 2023, Rev., AGM, 5.00%, 7/1/2030 (f)	750	827
Series 2023, Rev., AGM, 5.00%, 7/1/2031 (f)	1,000	1,110
Series 2023, Rev., AGM, 5.00%, 7/1/2032 (f)	1,000	1,116
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (b)	3,000	3,256
Rappahannock Regional Jail Authority Series 2015, Rev., 5.00%, 10/1/2025 (c)	1,090	1,130
Virginia College Building Authority Series 2018A, Rev., 5.00%, 2/1/2024	450	451
Virginia Small Business Financing Authority, Environmental Facilities Series 2022, Rev., 5.00%, 11/15/2024 (b)	1,500	1,504
Total Virginia		14,756
Washington — 2.7%
Energy Northwest Series 2018C, Rev., 5.00%, 7/1/2024	125	126
Energy Northwest, Columbia Generating Series 2017A, Rev., 5.00%, 7/1/2024	185	187
Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	519
State of Washington, Various Purpose
Series 2014D, GO, 5.00%, 2/1/2024	150	151
Series 2017D, GO, 5.00%, 2/1/2024	100	100
University of Washington Series 2022C, Rev., 4.00%, 8/1/2027 (b)	7,900	8,084
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (b)	15,000	15,417
Total Washington		24,584
Wisconsin — 2.2%
Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	216
State of Wisconsin Series 2016A, GO, 5.00%, 5/1/2026	5,050	5,171
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,574
Wauwatosa School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2029	6,025	6,447
Wisconsin Department of Transportation Series 2017-1, Rev., 5.00%, 7/1/2025	1,790	1,849
Wisconsin Health and Educational Facilities Authority Series 2018B-2, Rev., 5.00%, 6/24/2026 (b)	3,500	3,639
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	334
Total Wisconsin		20,230
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc. Series 2017A, Rev., 5.00%, 1/1/2027 (c)	1,000	1,066
Total Municipal Bonds (Cost $865,729)		847,694
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 5.94%, 6/25/2032 (b)(Cost $18)	18	18

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 7.1%
Investment Companies — 7.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (g) (h) (Cost $64,775)	64,773	64,780
Total Investments — 100.1% (Cost $930,522)		912,492
Liabilities in Excess of Other Assets — (0.1)%		(547)
NET ASSETS — 100.0%		911,945

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2023.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$18	$—	$18
Municipal Bonds	—	847,694	—	847,694
Short-Term Investments
Investment Companies	64,780	—	—	64,780
Total Investments in Securities	$64,780	$847,712	$—	$912,492

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (a) (b)	$70,373	$312,956	$318,555	$2	$3	$64,780	64,773	$1,003	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.